Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Options Outstanding

Information with respect to options outstanding is summarized as follows (in dollars):

		Weighted	Aggregate
	Number of	Average	Intrinsic
	Options	Exercise Price	Value
Outstanding as of December 31, 2022	1,031,000	$1.00	$3,609
Granted	-	-
Exercised	-	-
Cancelled	(225,000)	1.00
Outstanding as of September 30, 2023	806,000	$1.00	$6,165
Vested and exercisable as of September 30, 2023	683,341	$1.00	$4,086
Vested and expected to vest at September 30, 2023	806,000	$1.00	$6,165

Schedule of Fair Value of Stock Options
	September 30,	December 31,
	2023	2022
Risk-free interest rate	0.00%	0.73% - 2.96%
Expected dividend yield	-	-
Expected term in years	-	1.36 - 1.85
Expected volatility	0.00%	50.0% - 86.3%

Schedule of Restricted Stock Award Activity

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Nonvested at December 31, 2021	-	$-
Granted	400,000	1.48
Vested	(200,000)	1.48
Nonvested at December 31, 2022	200,000	$1.48
Granted	100,000	7.21
Vested	(300,000)	3.39
Nonvested at September 30, 2023	-	$-

Schedule of Stock-based Compensation Expense

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$16	$261	$432	$377
General and administrative	782	90	1,014	1,109
Total stock-based compensation expense	$798	$351	$1,446	$1,486